CMA

CMA Tax-Exempt Fund


Semi-Annual Report












September 30, 1995


MERRILL LYNCH BULL LOGO

Officers and Trustees
Arthur Zeikel--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Terry K. Glenn--Executive Vice President
Vincent R. Giordano--Senior Vice President
Donald C. Burke--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Helen Marie Sheehan--Vice President
Gerald M. Richard--Treasurer
Robert Harris--Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*



[FN]
*For inquiries regarding your CMA account, call (800) CMA-INFO [(800) 262-4636].

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fun unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the US Government.




CMA Tax-Exempt Fund
Box 9011
Princeton, NJ 08543-9011




TO OUR SHAREHOLDERS:

For the six-month period ended September 30, 1995, CMA Tax-Exempt
Fund paid shareholders a net annualized yield of 3.42%*. As of September 30, the Fund's 7-day yield was 3.62%.

The Environment
After losing momentum through the second calendar quarter of 1995, it now appears that the US economy has resumed a moderate growth trend. Gross domestic product growth for the three months ended June 30 was revised to show that the economy expanded at a 1.1% pace, rather than the 0.5% rate that was originally reported. The employment report for August exceeded consensus expectations, although most of the new jobs created were in the service sector, reflecting the ongoing sluggishness in manufacturing. However, durable goods orders rebounded somewhat in August, supported by stronger automobile sales. Reflecting the trend of renewed economic growth--and continued containment of inflationary pressures--the Federal Reserve Board signaled no shift in monetary policy following its September meeting.

One of the major developments during the latter part of the period under review was the strengthening of the US dollar relative to the yen and the Deutschemark. Improving interest rate differentials favoring the US currency, combined with coordinated central bank intervention and more positive investor sentiment, have helped to bolster the dollar in foreign exchange markets. Other factors that appear to be improving the US dollar's outlook in the near term are a pick-up in capital flows to the United States and the prospect of increased capital outflows from Japan. However, it remains to be seen if the US dollar's strengthening trend can continue without significant improvements in the US budget and trade deficits.

[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


In the weeks ahead, investor interest will continue to focus on US economic activity. Clear signs of a moderate, noninflationary expansion could further benefit the US stock and bond markets. In addition, should the current Federal budget deficit reduction efforts now underway in Washington prove successful, the implications would likely be positive for the US financial markets.

Investment Outlook & Strategy
Short-term interest rates continued to fall relatively unabated during the six-month period ended September 30, 1995, as they have since late 1994. Economic data releases indicated that the severely restrictive monetary policy undertaken by the Federal Reserve Board in 1994 had moderated the growth of the US economy. Additionally, the news on inflation continued to be overwhelmingly favorable which provided the backdrop for a falling interest rate environment. Investors began to anticipate that the Federal Reserve Board would eventually have to begin cutting interest rates to avoid the possibility of a recession in the US economy. In fact, on July 6, 1995, the Federal Reserve Board cut its key interest rate by 25 basis points to 5.75% confirming that an economic switch had occurred and signaling a change in monetary policy from a restrictive to a more neutral stance. This series of events provided the impetus for the shape of the yield curve to become flatter over the course of the six-month period. For instance, while yields on three-month US Treasury bills fell approximately 45 basis points for the period, the yield on one-year US Treasury bills dropped nearly 95 basis points during the same period.

Yields on short-term municipal securities fell dramatically for the six-month period ended September 30, 1995, as demand, especially from tax-exempt money funds, remained strong. Assets in the tax-exempt money market industry rose approximately $7 billion from $115.8 billion at the start of the September period to approximately $122 billion by September 30, 1995. This dramatic increase to an all-time high occurred despite the effect of tax time in April when funds traditionally lose between 5%--10% of their assets as investors pay yearly tax bills. Much of this increase in the industry resulted from the tremendous amount of municipal securities that were redeemed in June and July because of maturities, bond calls and defeasance, as well as dividend payments that occurred.
The September period traditionally represents the heaviest new-issue supply in the short-term tax-exempt market.

During the six-month period ended September 30, 1995, $25.7 billion was brought to market, an 82% increase from the $14.8 billion brought to market in the previous six-month period. These factors, together with a favorable interest rate environment in the US Treasury market, caused interest rates on short-term municipal securities to fall. Short-term municipal bonds, like their taxable counterparts, also experienced a flattening yield curve. Seven-day variable rate demand notes fell only 15 basis points--20 basis points while one-year tax-exempt notes fell approximately 60 basis points for the September period.

After increasing the average portfolio maturity of CMA Tax-Exempt Fund to the 50-day range from the 30-day range at the outset of the September period, we maintained this relatively neutral investment stance for the remainder of the six-month period because of the flatness of the yield curve. In such an environment, investors do not receive any additional yield premium as a reward for extending their maturity risk. We anticipate increasing this average portfolio maturity during the upcoming months as we enter a period of modest new issuance and prepare for the traditional inflow of assets at the beginning of the new year. We continue to work closely with our credit department to seek to maintain a high quality portfolio.

Sincerely,






(Arthur Zeikel)
Arthur Zeikel
President





(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President





(Peter J. Hayes)
Peter J. Hayes
Vice President and Portfolio Manager



November 2, 1995

We are pleased to announce that Peter J. Hayes is responsible for the day-to-day management of CMA Tax-Exempt Fund. Mr. Hayes has been employed by Merrill Lynch Asset Management, L.P. since 1987 as Vice President and Senior Portfolio Manager. Prior thereto, Mr. Hayes was employed by Shawmut Bank, N.A. in Boston, Massachusetts as Assistant Vice President in Tax-Exempt Trading.





Portfolio Abbreviations for CMA Tax-Exempt Fund

ACES SM        Adjustable Convertible Extendable Securities
AMT            Alternative Minimum Tax (subject to)
BAN            Bond Anticipation Notes
COP            Certificates of Participation
CP             Commercial Paper
DATES          Daily Adjustable Tax-Exempt Securities
EDA            Economic Development Authority
GO             General Obligation Bonds
HFA            Housing Finance Agency
IDA            Industrial Development Authority
IDB            Industrial Development Board
IDR            Industrial Development Revenue Bonds
LIBOR          London Interbank Offered Rate
M/F            Multi-Family
PCR            Pollution Control Revenue Bonds
RAN            Revenue Anticipation Notes
RAW            Revenue Anticipation Warrants
S/F            Single-Family
TAN            Tax Anticipation Notes
TRAN           Tax Revenue Anticipation Notes
UPDATES        Unit Priced Adjustable Tax-Exempt Securities
UT             Unlimited Tax
VRDN           Variable Rate Demand Notes

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995                                                          (IN THOUSANDS)
                      Face                                                                                      Value
State                Amount                            Issue                                                  (Note 1a)
Alabama--          $ 25,000   Birmingham, Alabama, Medical Clinic Board Revenue Bonds (U.A.H.S.F.),
1.5%                          VRDN, 4.70% due 12/01/2026 (a)                                                  $   25,000
                      9,800   Decatur, Alabama, IDB, Solid Waste Disposal Revenue Bonds (Amoco
                              Chemical Co. Project), VRDN, AMT, 4.60% due 5/01/2025 (a)                            9,800
                     20,000   Jefferson County, Alabama, Sewer Revenue Warrants, VRDN, Series A,
                              4.45% due 9/01/2025 (a)                                                             20,000
                      7,600   McIntosh, Alabama, IDB, PCR (Ciba-Geigy Corporation Project), VRDN,
                              Series A, 4.40% due 12/01/2003 (a)                                                   7,600
                     37,900   McIntosh, Alabama, IDB Solid Waste Disposal Revenue Bonds
                              (Ciba-Geigy Corporation Project), VRDN, 4.35% due 7/01/2004 (a)                     37,900
                     11,600   Mobile, Alabama, IDB, PCR, Refunding (Alabama Power Co. Project), VRDN,
                              4.55% due 6/01/2015 (a)                                                             11,600

Alaska--3.2%        105,000   Alaska Housing Finance Corporation Revenue Bonds, VRDN, Series A, 4.30%
                              due 12/01/2024 (a)                                                                 105,000
                     10,650   Alaska Industrial Development Authority, IDR, Refunding
                              (Pacific Corp. Project), VRDN, 4.40% due 12/01/1995 (a)                             10,650
                              Valdez, Alaska, Marine Terminal Revenue Refunding Bonds:
                     16,300      (Arco Transportation Project), CP, Series A, 3.40% due 10/06/1995                16,300
                     60,000      (Exxon Pipeline Co. Project), VRDN, Series B, 4.40% due 12/01/2033 (a)           60,000
                     29,000      (Exxon Pipeline Co. Project), VRDN, Series C, 4.40% due 12/01/2033 (a)           29,000
                     20,000      (Exxon Pipeline Co. Project), VRDN, Series A, 4.40% due 12/01/2033 (a)           20,000

Arizona--            26,300   Apache County, Arizona, IDA, IDR (Tucson Electric Power Co.), VRDN, Series B,
2.6%                          4.45% due 12/15/2018 (a)                                                            26,300
                     10,200   Arizona Educational Loan Marketing Revenue Bonds, VRDN, AMT, Series A,
                              4.50% due 3/01/2015 (a)                                                             10,200
                      8,000   Coconino County, Arizona, Revenue Bonds (Arizona Public Service Co.--
                              Navajo Project), VRDN, Series A, 4.65% due 10/01/2029 (a)                            8,000
                      5,300   Maricopa County, Arizona, IDA, Hospital Facilities Revenue Bonds (Samaritan
                              Health Service Hospital), VRDN, Series B-2, 4.50% due 12/01/2008 (a) (c)             5,300
                      1,100   Maricopa County, Arizona, IDA, PCR (Motorola Inc. Project), VRDN, 4.30%
                              due 10/01/1995 (a)                                                                   1,100
                              Maricopa County, Arizona, PCR (Arizona Public Service Co.), VRDN (a):
                     38,800      Series A, 4.50% due 5/01/2029                                                    38,800
                     25,600      Series C, 4.55% due 5/01/2029                                                    25,600
                     14,800      Series D, 4.50% due 5/01/2029                                                    14,800
                     11,200      Series E, 4.50% due 5/01/2029                                                    11,200
                     13,200      Series F, 4.65% due 5/01/2029                                                    13,200
                     21,500   Maricopa County, Arizona, PCR (El Paso Electric Co. Project),
                              VRDN, Series A, 4.55% due 7/01/2014 (a)                                             21,500
                     20,750   Salt River Project, Arizona, Agricultural Improvement and Power
                              District, Electric System Revenue Bonds, CP, 3.80% due 12/13/1995                   20,750

Arkansas--            3,800   Arkansas State Student Loan Authority Revenue Bonds, VRDN, AMT, Series
0.3%                          B-4, 4.55% due 6/01/2013 (a)                                                         3,800
                     19,000   Little River County, Arkansas, Solid Waste Disposal Revenue Bonds
                              (Nekoosa Papers Incorporated Project), VRDN, AMT, 4.55% due 2/01/2025 (a)           19,000

California--         40,000   California Higher Education Loan Authority, Inc., Student Loan Revenue
7.0%                          Bonds, AMT, Series C, 4.10% due 6/01/1996                                           40,000
                              California Higher Education Loan Authority, Inc., Student Loan Revenue
                              Refunding Bonds:
                     20,000      AMT, Series A, 4.10% due 6/01/1996                                               20,000
                     10,000      Senior Lien, Series A-1, 3.90% due 7/01/1996                                     10,000
                     33,750      Series A, 4.35% due 5/01/1996                                                    33,750
                     33,000      VRDN, AMT, Series E-1, 4.50% due 12/01/2022 (a)                                  33,000
                      5,700   California Pollution Control Financing Authority, PCR (Southern
                              California Edison), VRDN, Series D, 4.35% due 2/28/2008 (a)                          5,700



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                      Value
State                Amount                            Issue                                                  (Note 1a)
California         $  4,600   California Pollution Control Financing Authority, Solid Waste Disposal
(concluded)                   Revenue Bonds (Shell Oil Co.--Martinez Project), VRDN, AMT,
                              Series A, 4.55% due 10/01/2024 (a)                                              $    4,600
                     50,000   California Public Capital Improvement Finance Authority Revenue
                              Bonds (Pooled Project), VRDN, Series D, 3.80% due 6/01/2028 (a)                     50,000
                    275,400   California State, RAW, Series C, 5.75% due 4/25/1996                               277,069
                     17,700   Eastern Municipal Water District, California, Water and Sewer Revenue
                              Refunding Bonds, VRDN, COP, Series B, 4.20% due 7/01/2020 (a)                       17,700
                     21,000   Los Angeles County, California, Metropolitan Transportation Authority,
                              Sales Tax Revenue Refunding Bonds, VRDN, Series A, 4.20% due
                              7/01/2020 (a) (c)                                                                   21,000
                     17,100   Southern California Public Power Authority, Revenue Refunding Bonds
                              (Southern Transmission Project), 4% due 7/01/2019 (a) (e)                           17,100

Colorado--            6,800   Colorado Health Facilities Authority Revenue Bonds (North Colorado
0.6%                          Medical Center), VRDN, 4.40% due 5/15/2020 (a)                                       6,800
                      1,300   Colorado Housing Finance Authority, M/F Revenue Bonds (Central Park--
                              Coven and Greenwood), VRDN, 4.35% due 5/01/1997 (a)                                  1,300
                              Denver, Colorado, City and County Airport Revenue Bonds, VRDN, AMT (a):
                     10,500      Series F, 4.50% due 11/15/2025                                                   10,500
                     11,500      Series G, 4.50% due 11/15/2025                                                   11,500
                      4,755   Moffat County, Colorado, PCR, Refunding (Pacific Corporation Project),
                              VRDN, 4.50% due 5/01/2013 (a) (e)                                                    4,755
                      3,800   Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Co. Project),
                              VRDN, Series A, 4.55% due 4/01/2016 (a)                                              3,800
                      8,000   Westminster, Colorado, IDR, Refunding (Ball Corp. Project), VRDN, 4.30%
                              due 6/01/2005 (a)                                                                    8,000

Connecticut--                 Connecticut State Economic Recovery Notes:
0.4%                 15,000      Series A, 5.40% due 12/15/1995                                                   15,026
                      1,400      VRDN, Series B, 4.35% due 6/01/1996 (a)                                           1,400
                      1,800   Connecticut State Special Tax Obligation Revenue Bonds, Second Lien,
                              VRDN, Series 1, 4.20% due 12/01/2010 (a)                                             1,800
                     16,200   Eagle Tax-Exempt Trust, Connecticut, VRDN, 4.49% due 8/15/2012 (a)                  16,200

Delaware--                    Delaware State, EDA, Revenue Bonds (Delmarva Power & Light Co. Project),
0.1%                          VRDN, AMT (a):
                      4,400      4.75% due 10/01/2017                                                              4,400
                      2,100      Series A, 4.75% due 10/01/2017                                                    2,100

District of           2,300   District of Columbia, General Fund Recovery Bonds, VRDN, UT, Series B-3,
Columbia--0.8%                5% due 6/01/2003 (a)                                                                 2,300
                     17,800   District of Columbia, Hospital Revenue Bonds (Providence Hospital--Daughters
                              of Charity), VRDN, Series 89-A, 4.45% due 12/01/2019 (a)                            17,800
                     12,500   District of Columbia, Revenue Bonds (George Washington University),
                              VRDN, Series A, 4.40% due 3/01/2006 (a)                                             12,500
                     26,700   Eagle Tax-Exempt Trust, District of Columbia, VRDN, Series 1994-A, 4.49%
                              due 6/01/2005 (a)                                                                   26,700

Florida--             3,400   Broward County, Florida, HFA, M/F Housing Revenue Bonds (Margate
2.5%                          Investment Projects), VRDN, 4.15% due 11/01/2005 (a)                                 3,400
                     37,425   Dade County, Florida, Aviation Revenue Refunding Bonds, VRDN, Series V,
                              4.20% due 10/01/2007 (a)                                                            37,425
                     11,700   Dade County, Florida, IDA, Revenue Refunding Bonds
                              (Florida Power & Lighting Co.), VRDN, 4.50% due 6/01/2021 (a)                       11,700
                              Dade County, Florida, Solid Waste Authority, IDR (Montenay--Dade Limited
                              Project), VRDN (a):
                     15,405      AMT, 4.60% due 12/01/2010                                                        15,405
                        700      Series A, 4.60% due 12/01/2013                                                      700
                      8,100   Dade County, Florida, Special Obligation, Capital Asset Acquisition
                              Revenue Bonds, VRDN, 4.55% due 10/01/2010 (a)                                        8,100

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                      Value
State                Amount                            Issue                                                  (Note 1a)
Florida            $ 25,000   Florida State Turnpike Authority, Turnpike Revenue Bonds, Series A,
(concluded)                   3.85% due 12/01/1995                                                            $   25,000
                              Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric
                              Company Project), VRDN (a):
                        900      4.50% due 5/15/2018                                                                 900
                      6,300      4.50% due 9/01/2025                                                               6,300
                      9,010   Manatee County, Florida, PCR, Refunding (Florida Power & Lighting Co.
                              Project), VRDN, 4.55% due 9/01/2024 (a)                                              9,010
                      7,000   Martin County, Florida, PCR, Refunding (Florida Power & Lighting Co.
                              Project), VRDN, 4.55% due 9/01/2024 (a)                                              7,000
                     15,000   Palm Beach County, Florida, School District Revenue Bonds, TAN, 4.50%
                              due 9/27/1996                                                                       15,099
                        900   Pinellas County, Florida, Health Facilities Authority, Revenue Refunding
                              Bonds (Pooled Hospital Loan Program), VRDN, 4.60% due 12/01/2015 (a)                   900
                              Saint Lucie County, Florida, PCR, Refunding (Florida Power & Lighting Co.
                              Project):
                     21,500      CP, Series A, 3.75% due 12/11/1995                                               21,500
                     18,900      VRDN, 4.55% due 1/01/2026 (a)                                                    18,900
                      4,900   Saint Lucie County, Florida, Solid Waste Disposal Revenue Bonds (Florida
                              Power & Lighting Co. Project), VRDN, AMT, 4.60% due 1/01/2027 (a)                    4,900
                      6,860   Volusia County, Florida, Health Facilities Authority Revenue Bonds
                              (Pooled Hospital Loan Program), ACES, 4.30% due 11/01/2015 (a)(f)                    6,860

Georgia--                     Burke County, Georgia, Development Authority, PCR (Georgia Power
2.5%                          Company--Plant Vogtle Project), VRDN (a):
                     30,100      2nd Series, 4.55% due 4/01/2025                                                  30,100
                      4,300      3rd Series, 4.45% due 7/01/2024                                                   4,300
                      4,500      4th Series, 4.50% due 7/01/2024                                                   4,500
                     22,400   Eagle Tax-Exempt Trust, Georgia, VRDN, Series 1994-B, 4.49% due
                              1/04/2004 (a)                                                                       22,400
                     35,845   Fulton County, Georgia, TAN, 4.75% due 12/29/1995                                   35,888
                      8,945   Georgia Municipal Association, Pooled Bonds, COP, VRDN, 4.40% due
                              12/15/2020 (a)                                                                       8,945
                     11,890   Georgia State Residential Finance Authority, Home Ownership Mortgage
                              Revenue Bonds, Series A, 4.10% due 12/01/1995 (d)                                   11,890
                      5,855   Georgia State Residential Finance Authority, S/F Industrial Mortgage
                              Revenue Bonds, Series A, 4.10% due 12/01/1995 (d)                                    5,855
                     12,200   Hapeville, Georgia, Development Authority, IDR (Hapeville Hotel Ltd.),
                              VRDN, 4.50% due 11/01/2015 (a)                                                      12,200
                      7,600   Monroe County, Georgia, Development Authority, PCR (Georgia Power Co.),
                              VRDN, 1st Series, 4.55% due 7/01/2025 (a)                                            7,600
                     20,575   Municipal Electric Authority, Georgia, General Resolution Revenue Bonds,
                              Series B, 4.25% due 6/01/1996                                                       20,605
                     25,150   Municipal Electric Authority, Georgia, Money Market Municipal Bonds
                              (Project 1), CP, Series B, 3.75% due 11/01/1995                                     25,150

Idaho--0.1%           7,500   Custer County, Idaho, PCR (Amoco Project), 4.20% due 10/01/2009                      7,500

Illinois--                    Chicago, Illinois, O'Hare International Airport Revenue Bonds (General
12.1%                         Airport Second Lien):
                      7,000      Series B, 3.80% due 1/01/1996                                                     7,000
                     20,700      VRDN, Series C, 4.40% due 1/01/2018 (a)                                          20,700
                     14,800   Chicago, Illinois, O'Hare International Airport, Special Facilities
                              Revenue Bonds (Compagnie Nationale, Air France), VRDN, 4.50%
                              due 5/01/2018 (a)                                                                   14,800
                              Chicago, Illinois, Tender Notes:
                     25,000      CP, Series A-2, 3.50% due 10/31/1995                                             25,000
                     35,000      CP, Series C, 4.20% due 11/16/1995                                               35,000
                     35,000      CP, Series C-1, 4.25% due 11/16/1995                                             35,000
                     37,000      Series A-1, 3.10% due 10/31/1995                                                 36,987
                     74,900      VRDN, Series B, 4.35% due 10/31/1995 (a)                                         74,900
                     23,600      VRDN, Series B, 4.40% due 1/01/2012 (a)                                          23,600



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                      Value
State                Amount                            Issue                                                  (Note 1a)
Illinois           $ 25,000   Cook County, Illinois, Tender Notes (Capital Equipment), VRDN,
(concluded)                   Series A, 4.40% due 3/01/2000 (a)                                               $   25,000
                     13,800   Eagle Tax-Exempt Trust, Illinois, VRDN, Series 1995,
                              4.49% due 1/01/2024 (a)                                                             13,800
                              Illinois Development Finance Authority, VRDN (a):
                     36,200      PCR, Refunding (Commonwealth Edison Company Project), Series B, 4.30%
                                 due 10/15/2014                                                                   36,200
                     37,100      Revenue Bonds (Lyric Opera Chicago Project), 4.30% due 12/01/2028                37,100
                      8,860      Revenue Bonds (Residential Rental--River Oaks Project), AMT, 4.50% due
                                 12/15/2019                                                                        8,860
                              Illinois Educational Facilities Authority Revenue Bonds, VRDN (a):
                     16,300      (Art Institute of Chicago), 4.40% due 3/01/2027                                  16,300
                      5,200      (Chicago Historical Society), 4.30% due 12/01/2025                                5,200
                      7,500      (Cultural Pooled Financing Program), 4.45% due 12/01/2025                         7,500
                     15,200      (Illinois Institute of Technology), Series A, 4.30% due 9/01/2025                15,200
                              Illinois Health Facilities Authority Revenue Bonds:
                     39,900      (Evangelical Hospital Corporation), VRDN, Series A, 4.25%
                                 due 1/01/2010 (a)                                                                39,900
                     15,100      (Highland Park Hospital), VRDN, Series B, 4% due 10/01/2012 (a)                  15,100
                      8,700      (Hospital Sisters Services, Inc.), VRDN, Series E, 4.25%
                                 due 12/01/2014 (a)                                                                8,700
                     20,000      (Lutheran Institute), VRDN, Series C, 3.75% due 4/01/2015 (a)                    20,000
                     22,800      (Northwest Community Hospital), VRDN, 4.50% due 7/01/2025 (a)                    22,800
                      6,200      (Resurrection Health Care System), VRDN, 4.55% due 5/01/2011 (a)                  6,200
                      7,000      (Revolving Fund, Pooled Financing Program), VRDN, Series F, 4.30%
                                 due 8/01/2015 (a)                                                                 7,000
                              Illinois Health Facilities Authority Revenue Bonds (Evanston Hospital
                              Corporation Project):
                     10,000      CP, 4.30% due 2/29/1996                                                          10,000
                     25,000      CP, 4% due 5/15/1996                                                             25,000
                     30,000      CP, Series A, 4% due 1/31/1996                                                   30,000
                     10,000      Series A, 4.80% due 11/30/1995                                                   10,000
                     10,000      Series B, 4.80% due 11/30/1995                                                   10,000
                     33,000      Series B, 4.65% due 2/15/1996                                                    33,000
                     10,000      Series C, 4.80% due 11/30/1995                                                   10,000
                     10,000      Series D, 4.80% due 11/30/1995                                                   10,000
                      2,600      Series E, 4.80% due 11/30/1995                                                    2,600
                              Illinois State, GO, RAN:
                     75,000      4.50% due 4/12/1996                                                              75,305
                     84,800      4.50% due 5/10/1996                                                              85,139
                              Illinois State Toll Highway Authority Revenue Bonds
                              (Toll Highway Priority):
                     12,750      7.375% due 1/01/1996 (b)                                                         13,093
                     31,200      Refunding, VRDN, Series B, 4.30% due 1/01/2010 (a)                               31,200
                     10,000   Illinois State, VRDN, 4.44% due 7/01/2020 (a)                                       10,000

Indiana--                     Fort Wayne, Indiana, Hospital Authority Revenue Bonds
3.0%                          (Parkview Memorial Hospital), VRDN (a):
                      1,645      Series B, 4.60% due 1/01/2016                                                     1,645
                      2,700      Series B, 4.60% due 1/01/2020                                                     2,700
                      3,505      Series C, 4.60% due 1/01/2016                                                     3,505
                      5,670      Series D, 4.60% due 1/01/2016                                                     5,670
                     30,000   Indiana Bond Bank, Advance Funding Notes, VRDN, Series A-3, 3.995%
                              due 1/10/1996 (a)                                                                   30,000
                              Indiana Health Facilities Financing Authority, Hospital
                              Revenue Bonds, ACES (a):
                      5,400      (Daughters of Charity National Health System), Series A, 4.45%
                                 due 11/01/2022                                                                    5,400
                      1,700      (Daughters of Charity National Health System), Series B, 4.45%
                                 due 11/01/2022                                                                    1,700
                      7,900      (Methodist Hosptial of Indiana, Inc.), Series B, 4.30% due 9/01/2022              7,900
                     34,200      (Methodist Hospital of Indiana, Inc.), Series C, 4.30% due 9/01/2022             34,200


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                      Value
State                Amount                            Issue                                                  (Note 1a)
Indiana                       Indiana Secondary Market Educational Loans Incorporated, Student Loan
(concluded)                   Revenue Bonds, VRDN, AMT, Series B (a):
                   $ 26,900      4.50% due 12/01/2013                                                         $   26,900
                     22,500      4.50% due 12/01/2014                                                             22,500
                              Indianapolis, Indiana, Local Public Improvement Bond Bank Notes:
                      8,600      Series A, 4.25% due 1/11/1996                                                     8,618
                      7,000      Series B, 4.25% due 1/11/1996                                                     7,015
                     14,900   Jasper County, Indiana, PCR, Refunding (Northern Indiana Public
                              Service Co.), VRDN, Series C, 4.50% due 4/01/2019 (a)                               14,900
                     47,065   Marion County, Indiana, Hospital Authority, Hospital Facility Revenue
                              Bonds (Saint Vincent's Hospital and Healthcare Center--Daughters of
                              Charity--Stress Center, Inc.), VRDN, 4.45% due 11/01/2013 (a)                       47,065
                      5,000   Purdue University, Indiana, University Revenue Bonds, VRDN, Series K,
                              4.20% due 7/01/2020 (a)                                                              5,000

Iowa--1.0%            5,000   Chillicothe, Iowa, PCR, Refunding (Iowa-Illinois Gas & Electric Project),
                              VRDN, 4.30% due 1/01/2023 (a)                                                        5,000
                              Iowa Finance Authority, Solid Waste Disposal Revenue Bonds (Cedar River
                              Paper Company Project), VRDN, Series A (a):
                     27,600      4.65% due 7/01/2023                                                              27,600
                      6,800      AMT, 4.65% due 6/01/2024                                                          6,800
                     20,500      AMT, 4.65% due 5/01/2025                                                         20,500
                      3,700   Iowa Higher Education Loan Authority Revenue Bonds (Private College
                              Facilities), VRDN, 4.30% due 12/01/2015 (a)                                          3,700
                     14,500   Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds,
                              VRDN, AMT, Series B, 4.40% due 12/01/2013 (a) (e)                                   14,500

Kansas--0.3%          3,000   Kansas State, Department of Transportation, Highway Revenue Bonds, VRDN,
                              Series B, 4.45% due 9/01/2014 (a)                                                    3,000
                              Wichita, Kansas, Hospital Revenue Bonds (CSJ Health Systems), VRDN (a):
                      1,600      4.40% due 10/01/2002                                                              1,600
                     15,300      4.40% due 10/01/2008                                                             15,300

Kentucky--            5,100   Ashland, Kentucky, PCR (Merck & Co./Calgon Carbon Project), VRDN, 4.65%
1.1%                          due 10/01/2006 (a)                                                                   5,100
                     22,700   Carroll County, Kentucky, Solid Waste Disposal Facilities Revenue Bonds
                              (Kentucky Utilities Co. Project), VRDN, AMT, Series A, 4.60% due
                              11/01/2024 (a)                                                                      22,700
                              Davies County, Kentucky, Solid Waste Disposal Facilities Revenue Bonds
                              (Scott Paper Co. Project), VRDN, AMT (a):
                     28,200      Series A, 4.60% due 12/01/2023                                                   28,200
                     14,500      Series B, 4.65% due 12/01/2023                                                   14,500
                      4,500      Series B, 4.65% due 5/01/2024                                                     4,500
                      8,600   Kentucky Economic Development Finance Authority Revenue Bonds (Sisters
                              of Charity), VRDN, 4.50% due 11/01/2020 (a)                                          8,600

Louisiana--          27,300   Calcasieu Parish Inc., Louisiana, IDB, Environmental Revenue Refunding
3.2%                          Bonds (Citgo Petroleum Corporation), VRDN, 4.60% due 3/01/2025 (a)                  27,300
                      8,800   Eagle Tax-Exempt Trust, Louisiana, VRDN, Series 94, Class 3803, 4.49%
                              due 5/01/2008 (a)                                                                    8,800
                      3,600   East Baton Rouge Parish, Louisiana, PCR, Refunding (Exxon Project),
                              VRDN, 4.55% due 3/01/2022 (a)                                                        3,600
                      5,200   Louisiana Public Facilities Authority, Hospital Revenue Bonds (Hospital
                              Equipment Financing and Refunding Program), VRDN, Series A, 4.70% due
                              12/01/2005 (a)                                                                       5,200
                              Louisiana State Offshore Terminal Authority, Deepwater Port Revenue
                              Refunding Bonds (Loop Inc.--First Stage), VRDN (a):
                     11,500      4.40% due 9/01/2006                                                              11,500
                     12,485      Series A, 4.50% due 9/01/2008                                                    12,485

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                      Value
State                Amount                            Issue                                                  (Note 1a)
Louisiana         $  10,200   Plaquemines Parish, Louisiana, Environmental Revenue Bonds (BP
(concluded)                   Exploration & Oil), VRDN, AMT, 4.65% due 10/01/2024 (a)                         $   10,200
                              Saint Charles Parish, Louisiana, PCR, VRDN (a):
                     17,100      (Shell Oil Company--Norco Project), AMT, 4.60% due 11/01/2021                    17,100
                      4,400      (Shell Oil Company Project), 4.20% due 6/01/2005                                  4,400
                     13,600      (Shell Oil Company Project), AMT, Series A, 4.60% due 10/01/2022                 13,600
                              Saint James Parish, Louisiana, PCR, Refunding (Texas Project), CP:
                     82,030      Series A, 3.60% due 10/10/1995                                                   82,030
                     43,900      Series B, 3.60% due 10/10/1995                                                   43,900

Maine--0.0%                   Maine Health and Higher Educational Facilities Authority Revenue Bonds
                              (VHA New England Inc.), VRDN (a) (e):
                      1,250      Series B, 4.20% due 12/01/2025                                                    1,250
                      1,450      Series F, 4.20% due 12/01/2025                                                    1,450

Maryland--           35,700   Baltimore, Maryland, Port Facilities Revenue Bonds (Occidental
1.0%                          Petroleum), VRDN, 3.75% due 10/14/2011 (a)                                          35,700
                              Maryland State Health and Higher Educational Facilities Authority
                              Revenue Bonds, VRDN (a):
                     12,300      (Pooled Loan Program), Series A, 4.35% due 4/01/2035                             12,300
                     24,600      (Saint Agnes Hospital--Daughters of Charity), 4.45% due 7/01/2013                24,600

Massachusetts--      32,130   Clipper Tax-Exempt Trust, Massachusetts, VRDN, Class A, 4.22%
2.6%                          due 10/17/2002 (a)                                                                  32,130
                              Eagle Tax-Exempt Trust, Massachusetts, VRDN (a):
                     25,000      4.49% due 10/01/2007                                                             25,000
                     20,900      Series J, 4.49% due 8/01/2005                                                    20,900
                    101,200   Massachusetts Bay Transportation Authority Notes, Series B, 4.75%
                              due 9/06/1996                                                                      101,863
                     11,100   Massachusetts State HFA, S/F Housing, Convertible Option Revenue Bonds,
                              Series 35, 4.10% due 6/01/1996                                                      11,100
                      2,000   Massachusetts State, Municipal Wholesale Electric Company, Power Supply
                              System Revenue Bonds, VRDN, Series C, 4.15% due 7/01/2019 (a)                        2,000
                      1,000   Massachusetts State, UPDATES, Series E, 4.45% due 12/01/1997 (a)                     1,000

Michigan--            6,500   Delta County, Michigan, Economic Development Corporation, Environmental
2.2%                          Improvement Revenue Refunding Bonds (Mead Escambia Paper),
                              VRDN, Series D, 4.65% due 12/01/2023 (a)                                             6,500
                     15,000   Detroit, Michigan, City School District Revenue Bonds (State School
                              Aid Notes), 4.50% due 5/01/1996                                                     15,056
                     17,700   Eagle Tax-Exempt Trust, Michigan, VRDN, Series 1994, Class 2201, 3.90%
                              due 6/01/2021 (a)                                                                   17,700
                     17,400   Grand Rapids, Michigan, Water Supply System, Revenue Refunding Bonds,
                              VRDN, 4.40% due 1/01/2020 (a)                                                       17,400
                        100   Kent Hospital Finance Authority, Michigan, Hospital Facilities Revenue
                              Bonds (Butterworth Hospital), VRDN, Series A, 4.45% due 1/15/2020 (a)                  100
                              Michigan State Hospital Finance Authority Revenue Bonds, VRDN (a):
                      4,300      (Providence Hospital--Daughters of Charity Systems, Incorporated), 4.45%
                                 due 11/01/2014                                                                    4,300
                     14,000      (Saint Mary's Hospital--Daughters of Charity Systems, Incorporated),
                                 4.45% due 11/01/2013                                                             14,000
                      5,000   Michigan State Strategic Fund, Limited Obligation Revenue Refunding
                              Bonds (Consumers Power Company Project), VRDN, Series A, 4.45%
                              due 6/15/2010 (a)                                                                    5,000
                      6,600   Michigan State Strategic Fund, PCR, Refunding (Consumers Power Project),
                              VRDN, Series A, 4.45% due 4/15/2018 (a)                                              6,600
                      1,000   Michigan State Strategic Fund, Solid Waste Disposal Revenue Bonds
                              (Grayling Generating Project), VRDN, AMT, 4.50% due 1/01/2014 (a)                    1,000
                      9,000   Michigan State Underground Storage Tank, Final Assurance Authority
                              Revenue Bonds, VRDN, Series I, 4.35% due 12/01/2004 (a)                              9,000



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                      Value
State                Amount                            Issue                                                  (Note 1a)
Michigan                      University of Michigan, University Hospital Revenue Bonds, VRDN (a):
(concluded)        $  8,000      4.50% due 12/01/2027                                                         $    8,000
                     53,500      (Medical Service Plan), 4.50% due 12/01/2027                                     53,500
                      9,800      Refunding, 4.50% due 12/01/2019                                                   9,800

Minnesota--                   Eagle Tax-Exempt Trust, Minnesota, VRDN (a):
0.8%                 14,300      Series 1994-C-5, 4.49% due 2/01/2015                                             14,300
                     45,000      Series A, 4.49% due 8/01/2006                                                    45,000

Mississippi--        10,000   Harrison County, Mississippi, PCR, Refunding (E.I. du Pont de Nemours & Co.),
1.4%                          VRDN, 4.50% due 9/01/2010 (a)                                                       10,000
                              Jackson County, Mississippi, PCR, Refunding (Chevron USA, Inc. Project),
                              VRDN (a):
                      7,900      4.40% due 12/01/2016                                                              7,900
                     26,250      4.40% due 6/01/2023                                                              26,250
                        600   Jackson County, Mississippi, Port Facility Revenue Refunding Bonds
                              (Chevron USA, Inc. Project), VRDN, 4.45% due 6/01/2023 (a)                             600
                      3,000   Mississippi Hospital Equipment and Facilities Authority Revenue Bonds
                              (Mississippi Baptist Medical Center), VRDN, Series B, 4.50%
                              due 7/01/2012 (a)                                                                    3,000
                     58,200   Perry County, Mississippi, PCR, Refunding (Leaf River Forest Project),
                              VRDN, 4.45% due 3/01/2002 (a)                                                       58,200

Missouri--           30,000   Eagle Tax-Exempt Trust, Missouri, VRDN, Series 1993-E, 4.49%
2.5%                          due 8/01/2006 (a)                                                                   30,000
                              Missouri Higher Education Loan Authority, Student Loan Revenue Bonds,
                              VRDN, AMT (a):
                      7,800      Series A, 4.50% due 6/01/2017                                                     7,800
                     11,700      Series B, 4.50% due 6/01/2020                                                    11,700
                              Missouri State Health and Educational Facilities Authority, Health
                              Facilities Revenue Bonds (Sisters of Mercy Health System), VRDN (a):
                      5,000      Series A, 4.20% due 6/01/2019                                                     5,000
                     15,500      Series C, 4.20% due 6/01/2019                                                    15,500
                      6,200      Series D, 4.20% due 6/01/2019                                                     6,200
                              Missouri State Health and Educational Facilities Authority Revenue Bonds
                              (Washington University Project), VRDN (a):
                      1,200      Series A, 4.10% due 9/01/2010                                                     1,200
                     12,530      Series A, 4.65% due 3/01/2017                                                    12,530
                     19,200      Series B, 4.65% due 3/01/2017                                                    19,200
                     28,700   Saint Louis County, Missouri, IDA, Hospital Revenue Bonds (DePaul Hospital--
                              Daughters of Charity), VRDN, 4.45% due 11/01/2014 (a)                               28,700
                     50,000   University of Missouri, Capital Projects Notes, Series FY 1995-96, 4.75%
                              due 6/28/1996                                                                       50,360

Montana--             7,000   Billings, Montana, M/F Housing Revenue Bonds (West Park Retirement
0.1%                          Center), VRDN, 4.35% due 12/01/2007 (a)                                              7,000

Nebraska--                    Nebraska Higher Education Loan Program, Multiple Mode Student Loan
1.1%                          Revenue Bonds, VRDN (a) (c):
                     12,800      Series A, 4.35% due 12/01/2015                                                   12,800
                     13,600      Series B, 4.35% due 12/01/2015                                                   13,600
                      3,100      Series C, 4.35% due 12/01/2015                                                    3,100
                     17,600      Series D, 4.35% due 12/01/2015                                                   17,600
                              Nebraska Higher Education Loan Program, Student Loan Revenue Bonds,
                              VRDN, AMT (a):
                      3,550      Series A, 4.45% due 12/01/2016                                                    3,550
                     30,150      Series C, 4.45% due 8/01/2018                                                    30,150

Nevada--0.4%         29,300   Clark County, Nevada, Airport Improvement Revenue Refunding Bonds,
                              Series A, VRDN, 4.35% due 7/01/2012 (a)                                             29,300

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                      Value
State                Amount                            Issue                                                  (Note 1a)
New Hampshire--    $  1,400   New Hampshire Higher Educational and Health Facilities Authority Revenue
0.5%                          Bonds (VHA New England Inc.), VRDN, Series D, 4.20% due 12/01/2025 (a) (e)      $    1,400
                     38,400   New Hampshire State, Business Finance Authority, PCR, Refunding (Public
                              Service Co.), VRDN, Series E, 4.50% due 5/01/2021 (a)                               38,400

New Jersey--          8,000   Jersey City, New Jersey, BAN, GO, 4.75% due 9/27/1996                                8,051
0.1%

New Mexico--                  Farmington, New Mexico, PCR (Arizona Public Service Co.), VRDN (a):
1.5%                  5,800      AMT, Series C, 4.60% due 9/01/2024                                                5,800
                     49,400      Series A, 4.55% due 5/01/2024                                                    49,400
                     48,500      Series B, 4.40% due 9/01/2024                                                    48,500
                      5,000   Hurley, New Mexico, PCR (Kennecott Santa Fe), VRDN, 4.50%
                              due 12/01/2015 (a)                                                                   5,000
                      4,600   New Mexico Educational Assistance Foundation, Student Loan Revenue
                              Bonds, VRDN, AMT, Series B, 4.50% due 4/01/2005 (a) (e)                              4,600
                      1,880   New Mexico State Hospital Equipment Loan Council, Hospital Equipment and
                              Improvement Revenue Bonds (Health Facilities), VRDN, 4.35%
                              due 5/01/2009 (a) (c)                                                                1,880

New York--            7,100   Eagle Tax-Exempt Trust, New York, VRDN, Series 1994-C-2, 4.49%
7.7%                          due 6/15/2018 (a)                                                                    7,100
                              Nassau County, New York:
                     27,590      RAN, Series A, 4.25% due 12/28/1995                                              27,633
                     40,000      TAN, Series B, 4.50% due 4/15/1996                                               40,128
                              New York City, New York, CP, Series A:
                     25,000      RAN, 4.50% due 4/11/1996                                                         25,091
                    215,100      TAN, UT, 4.50% due 2/15/1996                                                    215,743
                              New York City, New York, GO, UT, VRDN (a):
                     20,000      Series B, Sub-Series B-7, 4.50% due 8/15/2018 (e)                                20,000
                     33,000      Series D, 4.20% due 2/01/2021                                                    33,000
                     33,000      Series D, 4.20% due 2/01/2022                                                    33,000
                      1,300      Sub-Series A-5, 4.50% due 8/01/2016                                               1,300
                      3,000      Sub-Series A-7, 4.40% due 8/01/2019                                               3,000
                     10,300      Sub-Series A-10, 4.55% due 8/01/2016                                             10,300
                        400   New York City, New York, IDA, IDR (Japan Airlines Company Ltd. Project),
                              VRDN, AMT, 4.70% due 11/01/2015 (a)                                                    400
                              New York City, New York, Municipal Water Finance Authority, Water and
                              Sewer System Revenue Bonds:
                     10,000      CP, Series 3, 3.70% due 10/10/1995                                               10,000
                     19,300      CP, Series 3, 3.80% due 10/11/1995                                               19,300
                      5,400      VRDN, Series A, 4.65% due 6/15/2025 (a) (f)                                       5,400
                     12,600      VRDN, Series G, 4.40% due 6/15/2024 (a) (f)                                      12,600
                      6,500   New York State Dormitory Authority Revenue Bonds (Putters-14A), VRDN,
                              4.30% due 7/01/2008 (a)                                                              6,500
                      2,400   New York State Energy Research and Development Authority, PCR
                              (Niagara Mohawk Power Corporation Project), VRDN, AMT,
                              Series B, 4.55% due 7/01/2027 (a)                                                    2,400
                              New York State Local Government Assistance Corporation Revenue Bonds,
                              VRDN (a):
                     21,700      Series B, 4.20% due 4/01/2023                                                    21,700
                     18,100      Series B, 4.20% due 4/01/2025                                                    18,100
                     51,400      Series F, 4.30% due 4/01/2025                                                    51,400
                        900   Syracuse, New York, IDA, Civic Facility Revenue Bonds
                              (Syracuse University Project), VRDN, 4.55% due 3/01/2023 (a)                           900
                     15,800   Triborough Bridge and Tunnel Authority, New York, Special Obligation
                              Revenue Bonds, VRDN, 4.05% due 1/01/2024 (a)                                        15,800

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                      Value
State                Amount                            Issue                                                  (Note 1a)
North Carolina--              Craven County, North Carolina, Industrial Facilities and Pollution
2.7%                          Control Financing Authority Revenue Bonds (Cravenwood Energy Project),
                              VRDN, AMT (a):
                   $  6,500      Series B, 4.55% due 5/01/2011                                                $    6,500
                      3,000      Series C, 4.55% due 5/01/2011                                                     3,000
                      2,600   Halifax County, North Carolina, Industrial Facilities Pollution
                              Control Financing Authority Revenue Bonds (Westmoreland Project),
                              VRDN, 4.60% due 12/01/2019 (a)                                                       2,600
                      9,995   North Carolina Eastern Municipal Power Agency, Power System Revenue
                              Bonds (Putters), Series 5, 4.50% due 1/01/2018 (a)                                   9,995
                              North Carolina Educational Facilities Finance Agency Revenue
                              Bonds, VRDN (a):
                     23,950      (Bowman Grey School of Medicine Project), 4.40% due 9/01/2020                    23,950
                     20,240      (Duke University Project), Series A, 4.35% due 6/01/2027                         20,240
                     15,000      (Duke University Project), Series B, 4.35% due 12/01/2021                        15,000
                              North Carolina Medical Care Commission, Hospital Revenue
                              Bonds, VRDN (a):
                      5,700      (Carol Woods Project), 4.50% due 4/01/2021                                        5,700
                      1,700      (Duke University Hospital), Series B, 4.35% due 6/01/2015                         1,700
                      2,000      (Duke University Hospital), Series C, 4.35% due 6/01/2015                         2,000
                     26,400      (Moses H. Cone Memorial Hospital Project), 4.40% due 10/01/2023                  26,400
                     18,500      (North Carolina Baptist Hospital Project), Series B, 4.40%
                                 due 6/01/2022                                                                    18,500
                      8,600      (Pooled Financing Project), 3.90% due 4/01/2012                                   8,600
                     40,900      (Pooled Financing Project), 4.20% due 12/01/2025 (c)                             40,900
                      5,500      (Pooled Financing Project), Series B, 4.50% due 10/01/2013                        5,500
                     17,000   Wake County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority Revenue Bonds (Carolina Power and Light Company
                              Project), VRDN, 4.65% due 3/01/2017 (a)                                             17,000

Ohio--0.5%            4,600   Cuyahoga County, Ohio, Hospital Revenue Improvement Bonds (Cleveland
                              University Hospital), VRDN, 4.60% due 1/01/2016 (a)                                  4,600
                     10,500   Eagle Tax-Exempt Trust, Ohio, VRDN, 4.44% due 7/01/2015 (a)                         10,500
                      1,100   Franklin County, Ohio, Health System Revenue Bonds (Franciscan
                              Sister--Saint Anthony Medical Center), VRDN, Series B, 4.60%
                              due 7/01/2015 (a)                                                                    1,100
                      8,100   Hamilton County, Ohio, Health Systems Revenue Bonds (Franciscan Sisters
                              Poor Health), VRDN, Series A, 4.60% due 3/01/2017 (a)                                8,100
                      1,865   Ohio HFA, M/F Housing Revenue Bonds (Kenwood Congregate Retirement
                              Program), VRDN, 3.55% due 12/01/2015 (a)                                             1,865
                      3,000   Scioto County, Ohio, Hospital Facilities Revenue Bonds (VHA Central Inc.
                              Capital Asset), VRDN, Series C, 4.15% due 12/01/2025 (a) (e)                         3,000
                      6,100   Scioto County, Ohio, Marine Terminal Facility, Revenue Refunding Bonds
                              (Norfolk Southern Corporation Project), VRDN, 4.20% due 8/15/2013 (a)                6,100

Oklahoma--           12,400   Muskogee, Oklahoma, Industrial Trust, PCR, Refunding (Oklahoma Gas and
0.3%                          Electric Co.), VRDN, Series A, 4.40% due 1/01/2025 (a)                              12,400
                      9,700   Oklahoma City, Oklahoma, Industrial and Cultural Facilities Revenue
                              Bonds, ACES, Series A, 4.70% due 6/01/2006 (a)                                       9,700

Oregon--1.9%          9,300   Medford, Oregon, Hospital Facilities Authority Revenue Bonds
                              (Gross--Rogue Valley Health Services), VRDN, 4.60% due 10/01/2016 (a)                9,300
                              Oregon State GO, Veterans' Welfare Bonds, VRDN (a):
                     53,000      Series 73-E, 4.30% due 12/01/2016                                                53,000
                     15,000      Series 73-G, 4.50% due 12/01/2018                                                15,000
                     64,300      Series 73-H, 4.40% due 12/01/2019                                                64,300

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                      Value
State                Amount                            Issue                                                  (Note 1a)
Pennsylvania--                Allegheny County, Pennsylvania, Hospital Development Authority Revenue
6.2%                          Bonds (Presbyterian Health Center), VRDN (a):
                   $  8,000      Series A, 4.40% due 3/01/2020                                                $    8,000
                      1,400      Series C, 4.40% due 3/01/2020                                                     1,400
                              Allegheny County, Pennsylvania, IDA, PCR (Duquesne Light Project),
                              CP, Series A:
                     15,000      4.40% due 12/07/1995                                                             15,000
                     12,000      4.75% due 12/07/1995                                                             12,000
                      2,500   Butler County, Pennsylvania, IDA, IDR, Refunding (Wetterau Finance Co.
                              Project), VRDN, 4.50% due 12/01/2014 (a)                                             2,500
                     21,100   Delaware County, Pennsylvania, IDA, PCR (BP Oil Inc. Project), VRDN,
                              4.55% due 12/01/2009 (a)                                                            21,100
                      3,000   Delaware County, Pennsylvania, IDA, Solid Waste Revenue Bonds (Scott
                              Paper Company), VRDN, Series B, 4.50% due 12/01/2018 (a)                             3,000
                     17,000   Eagle Tax-Exempt Trust, Pennsylvania, VRDN, Series 94, Class 3803, 4.49%
                              due 5/01/2008 (a)                                                                   17,000
                      3,800   Geisinger Authority, Pennsylvania, Health Systems Revenue Bonds,
                              Series B, VRDN, 4.55% due 7/01/2022 (a)                                              3,800
                      5,600   Montgomery County, Pennsylvania, Higher Education and Health Authority,
                              Hospital Revenue Bonds (Holy Redeemer Hospital), VRDN, 4.30%
                              due 9/01/2018 (a) (e)                                                                5,600
                              Pennsylvania State Higher Education Assistance Agency, Student Loan
                              Revenue Bonds, VRDN (a):
                     18,800      AMT, Series A, 4.50% due 1/01/2018                                               18,800
                     84,950      AMT, Series A, 4.50% due 12/01/2024                                              84,950
                     60,000      AMT, Series B, 4.50% due 7/01/2018 (g)                                           60,000
                     54,300      Series A, 4.10% due 12/01/2000                                                   54,300
                     34,900      Series C, 4.50% due 7/01/2018 (g)                                                34,900
                     30,800      Series E, 4.50% due 7/01/2018 (g)                                                30,800
                              Pennsylvania State Higher Educational Facilities Authority, College and
                              University Revenue Bonds, VRDN (a):
                      8,000      (Carnegie-Mellon University), Sub-Series A, 4.10% due 11/01/2015                  8,000
                      2,100      (Temple University), 4.55% due 10/01/2009                                         2,100
                              Pennsylvania State Higher Educational Facilities Authority, Health
                              Services Revenue Bonds, VRDN:
                      5,225      (Putters), Series 4-B, 4.50% due 1/01/2009 (a)                                    5,225
                     15,000      (University of Pennsylvania), Series B, 4.20% due 1/01/2024 (a)                  15,000
                      6,000   Pennsylvania State Higher Educational Facilities Authority, Revenue
                              Refunding Bonds (Thomas Jefferson University), ACES, Series C, 3.90%
                              due 3/01/1996 (a)                                                                    6,000
                     13,000   Pennsylvania State, VRDN, 4.49% due 5/01/2015 (a)                                   13,000
                              Philadelphia, Pennsylvania, IDA, Revenue Bonds:
                     10,200      (30th Street Station Project), VRDN, AMT, 4.05% due 1/01/2011 (a) (c)            10,200
                      8,300      (Institute for Cancer Research Project), VRDN, Series A, 4.55%
                                 due 7/01/2013 (a)                                                                 8,300
                      9,000      (Philadelphia Airport Hotel), VRDN, AMT, 4.40% due 12/01/2017 (a)                 9,000
                     20,880   Sayre, Pennsylvania, Health Care Facilities Authority Revenue Bonds (VHA
                              of Pennsylvania, Inc./Capital Assets Financing Program), VRDN, Series L,
                              4.20% due 12/01/2020 (a)                                                            20,880

South Carolina--      2,000   Berkeley County, South Carolina, PCR, Refunding (Amoco Chemical Co.
0.8%                          Project), VRDN, 4.45% due 7/01/2012 (a)                                              2,000
                     24,400   Orangeburg County, South Carolina, Solid Waste Disposal Facilities Revenue
                              Bonds (South Carolina Electric & Gas), VRDN, AMT, 4.60% due 11/01/2024 (a)          24,400
                              South Carolina Jobs EDA, Revenue Bonds, VRDN (a):
                      7,200      (Greenfield Industries, Inc.), 4.50% due 3/01/2015                                7,200
                      4,600      (Saint Francis Hospital Project), 4.60% due 7/01/2022                             4,600
                      5,400      (Wellman, Inc. Project), 4.60% due 12/01/2010                                     5,400
                     14,100      (Wellman, Inc. Project), AMT, 4.60% due 12/01/2012                               14,100



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                      Value
State                Amount                            Issue                                                  (Note 1a)
Tennessee--        $  9,400   Cleveland, Tennessee, IDB, Revenue Bonds (Newly Wed Foods Incorporated
0.7%                          Project), VRDN, AMT, 4.50% due 1/01/2012 (a)                                    $    9,400
                      8,100   Loudon, Tennessee, IDB, PCR, Refunding (A.E. Staley Manufacturing Co.
                              Project), VRDN, 4.40% due 9/01/2001 (a)                                              8,100
                              Memphis, Tennessee (Putters), UT, VRDN (a):
                      6,695      Series 3-A, 4.50% due 10/01/2013                                                  6,695
                      3,680      Series 3-B, 4.50% due 10/01/2014                                                  3,680
                     14,955   Morristown, Tennessee, IDB, PCR, Refunding (Akzo Chemicals, Inc. Project),
                              VRDN, 4.40% due 8/01/2001 (a)                                                       14,955
                     12,000   Volunteer State Student Funding Corporation, Tennessee, Student Loan
                              Revenue Bonds, VRDN, AMT, Series A-1, 4.50% due 12/01/2017 (a)                      12,000

Texas--13.9%                  Brazos River Authority, Texas, PCR (Texas Utilities Electric Co.),
                              VRDN, AMT (a):
                      5,000      Refunding, Series B, 4.60% due 6/01/2030                                          5,000
                      8,600      Refunding, Series C, 4.60% due 6/01/2030                                          8,600
                      8,000      Series A, 4.60% due 4/01/2030                                                     8,000
                     24,700   Brazos, Texas, Higher Education Authority Incorporated, Student Loan
                              Revenue Bonds, VRDN, AMT, Series B-1, 4.45% due 6/01/2023 (a)                       24,700
                      4,000   Corpus Christi, Texas, IDR (Dedietrich USA Incorporated Project), VRDN,
                              AMT, 4.55% due 11/01/2008 (a)                                                        4,000
                     10,000   Dallas-Fort Worth, Texas, Regional Airport Revenue Bonds, 3.80% due
                              12/01/1995                                                                          10,000
                      8,910   Galveston County, Texas, Health Facilities Development Corporation
                              Revenue Bonds (Devereux Foundation Project), VRDN, 4.55% due 1/01/2016 (a)           8,910
                     13,400   Grapevine, Texas, IDR, Airport Revenue Refunding Bonds (Southern Air
                              Transportation Project), VRDN, 4.40% due 3/01/2010 (a)                              13,400
                      5,000   Gulf Coast, Texas, IDA, Solid Waste Disposal Revenue Bonds (Citgo
                              Petroleum Corp. Project), VRDN, 4.65% due 5/01/2025 (a)                              5,000
                              Gulf Coast Waste Disposal Authority, Texas, PCR (Amoco Oil Co. Project),
                              VRDN, AMT (a):
                     22,500      4.60% due 5/01/2023                                                              22,500
                     10,900      4.60% due 6/01/2024                                                              10,900
                              Gulf Coast Waste Disposal Authority, Texas, Solid Waste Disposal Revenue
                              Bonds (Amoco Oil Co. Project), AMT:
                      2,100      4.30% due 10/01/1995                                                              2,100
                     14,300      Refunding, VRDN, 4.60% due 8/01/2023 (a)                                         14,300
                              Harris County, Texas, Health Facilities Development Corporation,
                              Hospital Revenue Bonds, VRDN (a):
                    251,500      (Methodist Hospital), 4.65% due 12/01/2025                                      251,500
                     23,900      (Saint Luke's Episcopal Hospital), Series B, 4.65% due 2/15/2016                 23,900
                     23,800      (Saint Luke's Episcopal Hospital), Series C, 4.65% due 2/15/2016                 23,800
                      8,700      (Saint Luke's Episcopal Hospital), Series D, 4.65% due 2/15/2016                  8,700
                      7,100   Harris County, Texas, Industrial Development Corporation, PCR (Exxon
                              Project), VRDN, Series 1984-A, 4.50% due 3/01/2024 (a)                               7,100
                     80,000   Harris County, Texas, TAN, GO, 4.25% due 2/28/1996                                  80,229
                              Harris County, Texas, Toll Road Revenue Bonds, VRDN (a):
                     25,000      Sublien H, 4.10% due 8/01/2020                                                   25,000
                     15,000      UT, Sublien D, 4.30% due 8/01/2015                                               15,000
                     20,000   Hockley County, Texas, Industrial Development Corporation, PCR (Amoco
                              Oil Co. Project), 3.65% due 3/01/1996                                               19,985
                      7,000   Houston, Texas, Public Improvement Bonds, VRDN, Series A, 4.20%
                              due 4/01/2013 (a)                                                                    7,000
                     15,000   Lower Colorado River Authority, Texas, CP, Revenue Bonds,
                              Series C, 3.45% due 10/10/1995                                                      15,000
                     22,200   Lubbock, Texas, Health Facilities Development Corporation Revenue Bonds
                              (Saint Joseph Health System), VRDN, Series A, 4.50% due 7/01/2013 (a)               22,200

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                      Value
State                Amount                            Issue                                                  (Note 1a)
Texas              $ 13,700   North Texas Higher Education Authority Incorporated, Student Loan
(concluded)                   Revenue Bonds, AMT, Series F, 4.50% due 4/01/2020 (e)                           $   13,700
                              North Texas Higher Education Authority Incorporated, Student Loan
                              Revenue Refunding Bonds, VRDN (a):
                      3,000      4.50% due 3/01/1999                                                               3,000
                     27,900      4.50% due 3/01/2005                                                              27,900
                     29,000      Series A, 4.50% due 4/01/2005                                                    29,000
                      5,000      Series A, 4.50% due 4/01/2020                                                     5,000
                     29,000   Panhandle Plains, Texas, Higher Education Authority Incorporated,
                              Student Loan Revenue Bonds, AMT, Series A, 4.45% due 6/01/1996                      29,000
                      8,000   San Antonio, Texas, Electric and Gas Revenue Bonds, CP, Series A, 3.70%
                              due 10/10/1995                                                                       8,000
                     17,600   San Antonio, Texas, Higher Education Authority Revenue Refunding Bonds
                              (Trinity University Project), VRDN, 4.45% due 4/01/2004 (a)                         17,600
                      6,900   Southwest Texas, Higher Education Authority Incorporated, Revenue Refunding
                              Bonds (Southern Methodist University), VRDN, 4.45% due 7/01/2015 (a)                 6,900
                              Texas A&M University, University System Revenue Bonds (Financing
                              System), CP, Series B:
                      8,800      3.75% due 10/06/1995                                                              8,800
                     20,000      3.80% due 10/12/1995                                                             20,000
                     28,400   Texas State, Multi-Modal Water Development Board, VRDN, Series A, 4.70%
                              due 3/01/2015 (a)                                                                   28,400
                     35,000   Texas State, Public Financing Authority Revenue Bonds, CP, Series A,
                              3.85% due 12/07/1995                                                                35,000
                    114,650   Texas State, TRAN, Series A, 4.75% due 8/30/1996                                   115,509
                     27,920   Travis County, Texas, Health Facility Development Corporation Revenue Bonds
                              (Daughters of Charity--Seton Medical Center), 4.45% due 11/01/2013 (a)              27,920
                              Waco, Texas, Health Facilities Development Corporation, Health
                              Facilities Revenue Bonds (Daughters of Charity--Providence Hospital):
                     18,485      4.45% due 11/01/2013                                                             18,485
                     12,300      Series 88A, 4.45% due 11/01/2018                                                 12,300
                      8,100   West Side Calhoun County, Texas, Development Corporation, PCR (Sohio
                              Chemical Company Project), VRDN, 4.65% due 12/01/2015 (a)                            8,100

Utah--1.6%           47,500   Emery County, Utah, PCR, Refunding (Pacific Corporation Projects), VRDN,
                              4.45% due 11/01/2024 (a)                                                            47,500
                     11,000   Intermountain Power Agency, Utah, Power Supply Revenue Bonds, CP,
                              Series E, 3.80% due 10/05/1995                                                      11,000
                              Salt Lake City, Utah, PCR, Refunding (Service Station Holdings Project),
                              VRDN (a):
                      6,400      4.50% due 2/01/2008                                                               6,400
                     15,100      Series B, 4.65% due 8/01/2007                                                    15,100
                              Utah State Board of Regents, Student Loan Revenue Bonds, AMT (e):
                     33,500      Series L, 4.50% due 11/01/2025                                                   33,500
                      6,000      VRDN, Series C, 4.50% due 11/01/2013 (a)                                          6,000

Vermont--             1,100   Vermont Higher Educational and Health Buildings, Financing Agency Revenue
0.8%                          Bonds (VHA-New England), VRDN, Series G, 4.20% due 12/01/2025 (a) (e)                1,100
                              Vermont State Student Assistance Corporation, Student Loan Revenue Bonds,
                              VRDN (a):
                     25,000      3.75% due 12/12/1995                                                             25,000
                     32,075      3.90% due 1/01/2004                                                              32,075

Virginia--            8,500   Eagle Tax-Exempt Trust, Virginia, VRDN, Series 1995, Class 7091, 4.44%
3.4%                          due 1/15/2013 (a)                                                                    8,500
                      5,700   Loudoun County, Virginia, IDA, Residential Care Facility Revenue Bonds
                              (Falcons Landing Project), VRDN, Series B, 4.55% due 11/01/2024 (a)                  5,700
                     71,650   Peninsula Ports Authority, Virginia, Revenue Refunding Bonds
                              (Port Facility--Shell Oil Company Project), UPDATES, Series A, 4.45%
                              due 12/01/2005 (a)                                                                  71,650



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                      Value
State                Amount                            Issue                                                  (Note 1a)
Virginia                      Rockingham County, Virginia, IDA, Revenue Bonds:
(concluded)        $ 16,000      (Merck & Co. Project), Series A, 4.65% due 10/01/2020                        $   16,000
                      1,000      VRDN, 4.90% due 10/01/2022 (a)                                                    1,000
                              Virginia State Housing Development Authority, Commonwealth Mortgage
                              Revenue Bonds, Series D, Sub-Series D:
                     37,650      Stem I, 3.55% due 11/16/1995                                                     37,650
                     55,000      Stem II, 3.60% due 1/04/1996                                                     55,000
                     44,000      Stem III, 3.60% due 2/15/1996                                                    44,000
                     20,800      Stem IV, 3.65% due 3/21/1996                                                     20,800

Washington--         10,200   Snohomish County, Washington, Public Utility District No. 001, Electric
1.4%                          Revenue Bonds (Generation System), VRDN, 4.35% due 1/01/2025 (a) (c)                10,200
                     17,200   Washington State, GO, 3.75% due 10/01/1995                                          17,200
                      9,400   Washington State Housing Finance Commonwealth, S/F Project Bonds, AMT,
                              Series 1A, 4.10% due 6/01/1996 (f)                                                   9,400
                              Washington State Public Power Supply System, Revenue Refunding Bonds
                              (Nuclear Project No. 3), VRDN (a):
                     23,970      Series 3A-1, 4.40% due 7/01/2018                                                 23,970
                      9,100      Series 3A-2, 4.45% due 7/01/2018                                                  9,100
                              Washington Student Loan Finance Association Revenue Bonds (Guaranteed
                              Student Loan Program), VRDN (a):
                     11,400      AMT, Series A, 4.45% due 12/01/2002                                              11,400
                      6,000      AMT, Series B, 4.45% due 12/01/2002                                               6,000
                     10,680      AMT, Series B, 4.05% due 1/01/2004                                               10,680
                     10,400      Second Series, 4% due 1/01/2001                                                  10,400

West Virginia--      11,220   Hancock County, West Virginia, County Commission, IDR, Refunding
0.2%                          (The Boc Group Inc. Project), VRDN, 4.40% due 8/01/2005 (a)                         11,220

Wisconsin--                   Eagle Tax-Exempt Trust, Wisconsin, VRDN (a):
1.1%                  6,600      Series 94, Class 4901, 4.49% due 9/01/2015                                        6,600
                     24,300      Series 94, Class 4905, 4.49% due 10/01/2005                                      24,300
                     18,450   Milwaukee, Wisconsin, RAN, Series A, 5.50% due 2/22/1996                            18,502
                     19,000   Pleasant Prairie, Wisconsin, PCR, Refunding (Wisconsin Electric &
                              Power Co.), VRDN, Series C, 4.40% due 9/01/2030 (a)                                 19,000
                     16,000   Sheboygan, Wisconsin, PCR, Refunding (Wisconsin Power and Light Company
                              Project), VRDN, Series A, 4.55% due 9/01/2015 (a)                                   16,000
                      2,250   Wisconsin State Health Facilities Authority Revenue Bonds (Saint Mary's
                              Hospital of Milwaukee--Daughters of Charity), VRDN, 4.45%
                              due 11/06/2016 (a)                                                                   2,250

Wyoming--            17,500   Sweetwater County, Wyoming, PCR, Refunding (Pacific Corporation Project),
1.8%                          VRDN, 4.35% due 7/01/2015 (a)                                                       17,500
                              Uinta County, Wyoming, PCR:
                     41,855      (Amoco Oil Company Project), Series A, 4.27% due 12/01/1995                      41,826
                     66,850      Refunding (Chevron USA Inc. Project), VRDN, 4.40% due 8/15/2020 (a)              66,850
                     10,300      Refunding (Chevron USA Inc. Project), VRDN, 4.40% due 12/01/2022 (a)             10,300

                              Total Investments (Cost--$7,672,510*)--101.5%                                    7,672,510
                              Liabilities in Excess of Other Assets--(1.5)%                                     (114,282)
                                                                                                              ----------
                              Net Assets--100.0%                                                              $7,558,228
                                                                                                              ==========


(a)The interest rate is subject to change periodically based on certain indexes. The interest rate shown is the rate in effect at September 30, 1995.
(b)Prerefunded; to be called.
(c)MBIA Insured.
(d)FHA Insured.
(e)AMBAC Insured.
(f)FGIC Insured.
(g)SNMA Collateralized.
  *Cost for Federal income tax purposes.


See Notes to Financial Statements.

CMA TAX-EXEMPT FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 1995
Assets:
Investments, at value (identified cost--$7,672,510,123) (Note 1a)                                        $ 7,672,510,123
Cash                                                                                                             718,278
Interest receivable                                                                                           42,960,041
Prepaid registration fees and other assets (Note 1d)                                                             176,996
                                                                                                         ---------------
Total assets                                                                                               7,716,365,438
                                                                                                         ---------------

Liabilities:
Payables:
 Securities purchased                                                                   $   151,726,102
 Investment adviser (Note 2)                                                                  2,386,831
 Distributor (Note 2)                                                                         1,914,395
 Beneficial interest redeemed                                                                 1,360,560      157,387,888
                                                                                        ---------------
Accrued expenses and other liabilities                                                                           749,962
                                                                                                         ---------------
Total liabilities                                                                                            158,137,850
                                                                                                         ---------------
Net Assets                                                                                               $ 7,558,227,588
                                                                                                         ===============

Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of shares
authorized                                                                                               $   756,363,196
Paid-in capital in excess of par                                                                           6,807,268,759
Undistributed investment income--net                                                                             180,946
Accumulated realized capital losses--net (Note 4)                                                             (5,585,313)
                                                                                                         ---------------

Net Assets--Equivalent to $1.00 per share based on 7,563,631,955 shares of
beneficial interest outstanding                                                                          $ 7,558,227,588
                                                                                                         ===============

CMA TAX-EXEMPT FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1995
Investment Income (Note 1c):
Interest and amortization of premium and discount earned                                                 $   149,323,665

Expenses:
Investment advisory fees (Note 2)                                                       $    14,629,564
Distribution fees (Note 2)                                                                    4,722,018
Transfer agent fees (Note 2)                                                                    893,075
Accounting services (Note 2)                                                                    246,837
Registration fees (Note 1d)                                                                     191,851
Custodian fees                                                                                   99,865
Printing and shareholder reports                                                                 80,041
Professional fees                                                                                48,567
Trustees' fees and expenses                                                                      24,103
Pricing fees                                                                                     23,487
Other                                                                                           157,459
                                                                                        ---------------
Total expenses                                                                                                21,116,867
                                                                                                         ---------------
Investment income--net                                                                                       128,206,798

Realized Gain on Investments--Net (Note 1c)                                                                       75,247
                                                                                                         ---------------
Net Increase in Net Assets Resulting from Operations                                                     $   128,282,045
                                                                                                         ===============




See Notes to Financial Statements.



CMA TAX-EXEMPT FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                         For the Six        For the
                                                                                         Months Ended      Year Ended
Increase (Decrease) in Net Assets:                                                      Sept. 30, 1995   March 31, 1995
Operations:
Investment income--net                                                                  $   128,206,798  $   204,460,186
Realized gain (loss) on investments--net                                                         75,247       (1,362,814)
                                                                                        ---------------  ---------------
Net increase in net assets resulting from operations                                        128,282,045      203,097,372
                                                                                        ---------------  ---------------

Dividends to Shareholders (Note 1e):
Investment income-- net                                                                    (128,083,641)    (204,366,652)
                                                                                        ---------------  ---------------
Net decrease in net assets resulting from dividends to shareholders                        (128,083,641)    (204,366,652)
                                                                                        ---------------  ---------------

Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                         11,667,805,084   23,571,897,187
Net asset value of shares issued to shareholders in reinvestment of
dividends (Note 1e)                                                                         128,085,127      204,370,799
                                                                                        ---------------  ---------------
                                                                                         11,795,890,211   23,776,267,986
Cost of shares redeemed                                                                 (11,629,824,686) (24,294,994,658)
                                                                                        ---------------  ---------------
Net increase (decrease) in net assets derived from beneficial interest
transactions                                                                                166,065,525     (518,726,672)
                                                                                        ---------------  ---------------

Net Assets:
Total increase (decrease) in net assets                                                     166,263,929     (519,995,952)
Beginning of period                                                                       7,391,963,659    7,911,959,611
                                                                                        ---------------  ---------------
End of period*                                                                          $ 7,558,227,588  $ 7,391,963,659
                                                                                        ===============  ===============

*Undistributed investment income-- net                                                  $       180,946  $        57,789
                                                                                        ===============  ===============




CMA TAX-EXEMPT FUND
FINANCIAL HIGHLIGHTS
The following per share data and ratios
have been derived from information provided
in the financial statements.                       For the Six
                                                   Months Ended                For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:           Sept. 30, 1995     1995          1994           1993           1992
Net asset value, beginning of period                $     1.00    $     1.00    $     1.00     $     1.00     $     1.00
                                                    ----------    ----------    ----------     ----------     ----------
Investment income--net                                     .02           .03           .02            .02            .04
                                                    ----------    ----------    ----------     ----------     ----------
Less dividends from investment income--net                (.02)         (.03)         (.02)          (.02)          (.04)
                                                    ----------    ----------    ----------     ----------     ----------
Net asset value, end of period                      $     1.00    $     1.00    $     1.00     $     1.00     $     1.00
                                                    ==========    ==========    ==========     ==========     ==========
Total Investment Return                                 3.42%*         2.76%         1.96%          2.36%          3.76%
                                                    ==========    ==========    ==========     ==========     ==========

Ratios to Average Net Assets:
Expenses, excluding distribution fees                     .43%*         .43%          .42%           .42%           .42%
                                                    ==========    ==========    ==========     ==========     ==========
Expenses                                                  .56%*         .55%          .55%           .54%           .54%
                                                    ==========    ==========    ==========     ==========     ==========
Investment income on investments--net                    3.39%*        2.70%         1.94%          2.33%          3.70%
                                                    ==========    ==========    ==========     ==========     ==========

Supplemental Data:
Net assets, end of period (in thousands)            $7,558,228    $7,391,964    $7,911,960     $7,527,054     $7,874,437
                                                    ==========    ==========    ==========     ==========     ==========


*Annualized.


See Notes to Financial Statements.




CMA TAX-EXEMPT FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
CMA Tax-Exempt Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original price discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund AssetManagement, L.P. ("FAM" or "Adviser"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.50% of the Fund's average daily net assets not exceeding $500 million; 0.425% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of the average daily net assets in excess of $1 billion. The Investment Advisory agreement obligates the Adviser to reimburse the Fund to the extent the Fund's expenses (excluding interest, taxes, distribution fees, brokerage fees and commissions, and extraordinary items) exceed 2.5% of the Fund's first $30 million ofaverage daily net assets, 2.0% of the next $70 million of average daily net assets, and 1.5% of the average daily net assets in excess thereof. No fee payment will be made to the Adviser during any year which will cause such expenses to exceed the pro rata expense limitation at the time of such payment.


CMA TAX-EXEMPT FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of 0.125% of the average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLPF&S, MLFDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 1995, the Fund had a net capital loss carryforward of approximately $5,227,000, of which $2,969,000 expires in 1997, $1,358,000 expires in 1998, $210,000 expires in 1999, and $690,000 expires in 2003. This amount will be available to offset like amounts of any future taxable gains.